Additional information to the Statement of Cash Flows (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions of contract assets	R$ 221,777	R$ 173,709
Acquistions of fixed assets	2,071	1,738
Right-of-use assets	37,875	189,115
Contract assets	R$ 261,723	R$ 364,562